Allowance for Credit Losses	6 Months Ended
Jun. 30, 2019
Allowance for Credit Losses [Abstract]
Disclosure of allowance for credit losses [text block]

Allowance for credit losses

Development of allowance for credit losses for financial assets at amortized cost

	Six months ended Jun 30, 2019
	Allowance for credit losses[3]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	509	501	3,247	3	4,259
Movements in financial assets including new business	(13)	110	171	23	291
Transfers due to changes in creditworthiness	64	(69)	5	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(463)	0	(463)
Recovery of written off amounts	0	0	41	0	41
Foreign exchange and other changes	(4)	(8)	(5)	12	(5)
Balance, end of reporting period	556	534	2,996	37	4,123

Provision for credit losses excluding country risk[1]	52	41	176	23	291

[1]Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.

[2] This position includes charge offs of allowance for credit losses.

[3]Allowance for credit losses does not include allowance for country risk amounting to € 3 million as of June 30, 2019.

	Six months ended Jun 30, 2018
	Allowance for credit losses[3]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	462	494	3,638	3	4,596
Movements in financial assets including new business	(88)	152	126	(2)	188
Transfers due to changes in creditworthiness	110	(122)	12	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(362)	0	(362)
Recovery of written off amounts	0	0	110	0	110
Foreign exchange and other changes	(24)	(19)	(29)	8	(64)
Balance, end of reporting period	460	504	3,495	9	4,468

Provision for credit losses excluding country risk[1]	22	30	138	(2)	188

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2] This position includes charge offs of allowance for credit losses.

[3]Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of June 30, 2018.

Development of allowance for credit losses for off-balance sheet positions

	Six months ended Jun 30, 2019
	Allowance for credit losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	132	73	84	0	289
Movements including new business	2	6	3	0	12
Transfers due to changes in creditworthiness	4	(7)	3	N/M	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	0	0	(0)	0	1
Balance, end of reporting period	139	73	90	0	301

Provision for credit losses excluding country risk[1]	6	(0)	5	0	12

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2]Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of June 30, 2019.

	Six months ended Jun 30, 2018
	Allowance for credit losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	117	36	119	0	272
Movements including new business	(16)	11	2	0	(4)
Transfers due to changes in creditworthiness	9	(9)	(0)	N/M	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	11	12	16	0	39
Balance, end of reporting period	121	49	136	0	307

Provision for credit losses excluding country risk[1]	(7)	1	2	0	(4)

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2]Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of June 30, 2018.